UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2012
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 83.2%

	Shares	Value

CONSUMER DISCRETIONARY — 2.7%
Bridgepoint Education*	24,161	$241,610
Carter’s*	7,165	387,340
Group 1 Automotive	16,390	1,016,344
LifeLock*	2,778	20,140
McGraw-Hill	2,510	138,753
Mohawk Industries*	810	67,610
Sonic Automotive, Cl A	27,240	528,456
Xueda Education Group ADR*	79,304	228,396

		2,628,649

CONSUMER STAPLES — 1.1%
CVS/Caremark	12,670	587,888
Darling International*	20,560	339,857
Nature’s Sunshine Products	10,392	178,639
WhiteWave Foods, Cl A*	1,431	23,568

		1,129,952

ENERGY — 8.1%
Alpha Natural Resources*	53,969	462,514
Atlas Pipeline Partners	53,530	1,893,891
Capital Product Partners	13,494	107,952
CARBO Ceramics	23,664	1,749,953
CONSOL Energy	18,591	653,660
Crosstex Energy	17,600	240,768
Dresser-Rand Group*	519	26,744
EXCO Resources	10,729	86,905
Lehigh Gas Partners*	7,500	156,300
Noble	18,800	709,512
SandRidge Mississippian Trust II	27,000	535,410
Seadrill Partners*	465	11,183
SemGroup, Cl A*	13,460	520,094
StealthGas*	44,500	302,600
Tesco*	47,633	419,647
Union Drilling*	1,875	12,169

		7,889,302

FINANCIALS — 10.0%
Ares Commercial Real Estate	16,627	280,664
Berkshire Hathaway, Cl B*	7,920	683,892
CYS Investments	39,820	534,384
Ezcorp, Cl A*	45,778	899,996
Federated Investors, Cl B	64,020	1,487,825
Fidelity National Financial, Cl A	8,018	171,665
First American Financial	16,394	372,964
KBW	40,706	661,472
Maiden Holdings	17,482	147,723
MFA Financial	76,010	621,002
New York Community Bancorp	35,000	485,100

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Piper Jaffray*	28,790	$773,011
Safeguard Scientifics*	74,043	1,173,582
STAG Industrial	29,789	515,945
TD Ameritrade Holding	31,568	495,302
Willis Group Holdings	13,430	452,188

		9,756,715

HEALTH CARE — 9.1%
AMN Healthcare Services*	77,794	771,717
Centene*	8,000	303,840
Charles River Laboratories International*	6,320	235,862
Community Health Systems*	8,270	226,763
DaVita*	11,681	1,314,346
Hospira*	28,247	866,900
Merit Medical Systems*	20,944	302,432
Natus Medical*	120,141	1,357,593
PSS World Medical*	12,404	355,003
Questcor Pharmaceuticals	26,803	682,941
Rochester Medical*	64,532	676,941
Thermo Fisher Scientific	2,495	152,345
Trinity Biotech ADR	91,295	1,290,911
Warner Chilcott, Cl A	4,862	56,302
Xstelos Holdings*	60,263	100,639
Zimmer Holdings	3,330	213,819

		8,908,354

INDUSTRIALS — 21.1%
Actuant, Cl A	17,350	489,964
Alliant Techsystems	3,558	203,838
Allied Defense Group*(A)	38,762	122,100
American Railcar Industries*	14,446	424,423
American Reprographics*	55,995	214,461
ATS Automation Tooling Systems*	35,057	316,214
Avis Budget Group*	7,200	119,016
Blount International*	89,544	1,184,667
Ceradyne	10,079	352,362
CIRCOR International	7,410	255,571
Colfax*	22,745	782,201
Copart*	54,160	1,559,266
CPI Aerostructures*	34,213	376,685
Diana Containerships	10,000	59,800
Douglas Dynamics	8,212	124,740
Dycom Industries*	15,531	221,161
Esterline Technologies*	22,860	1,321,079
Gardner Denver	36,233	2,512,034
General Cable*	19,720	562,612
Harsco	26,851	536,751
Huron Consulting Group*	16,377	472,476
II-VI*	21,349	352,472

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
Interface, Cl A	47,105	$674,073
ITT	13,500	280,800
Joy Global	16,279	1,016,624
KAR Auction Services*	66,925	1,338,500
Kennametal	4,509	159,709
KHD Humboldt Wedag International	23,049	139,007
Luxfer Holdings ADR	5,586	61,390
Manitowoc	5,770	82,223
MFC Industrial	26,927	223,763
Michael Baker*	478	10,808
Mine Safety Appliances	8,440	325,784
Mistras Group*	6,210	137,179
Oshkosh*	7,251	217,385
Republic Airways Holdings*	31,484	147,030
Rockwell Collins	4,920	263,614
Spirit Aerosystems Holdings, Cl A*	29,134	455,365
Tennant	6,327	236,756
Titan International	15,859	332,722
Titan Machinery*	6,327	149,634
Twin Disc	48,439	734,335
WABCO Holdings*	10,960	641,927
Xylem	18,469	448,058

		20,640,579

INFORMATION TECHNOLOGY — 17.3%
Advanced Energy Industries*	75,055	886,400
ATMI*	14,220	280,845
Benchmark Electronics*	19,520	289,287
Brocade Communications Systems*	40,259	213,373
Brooks Automation	115,687	835,260
China Techfaith Wireless Communication Technology ADR*	92,534	91,609
ChipMOS TECHNOLOGIES Bermuda*	26,902	274,669
Cogo Group*	368,947	948,194
Fidelity National Information Services	9,707	319,069
GSI Technology*	103,113	576,402
Integrated Device Technology*	68,480	372,531
Integrated Silicon Solution*	79,966	683,709
Intevac*	156,333	781,665
IPG Photonics*	13,037	692,004
Magnachip Semiconductor*	159,322	1,792,373
Measurement Specialties*	15,367	501,118
NeoPhotonics*	7,625	40,031
ON Semiconductor*	53,272	327,623
PLX Technology*	20,257	87,713
Polycom*	88,516	886,930
Richardson Electronics	81,549	950,046
Seagate Technology	39,541	1,080,260
SPS Commerce*	13,528	490,390

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2012
(Unaudited)

COMMON STOCK — continued

	Shares/Face Value	Value

INFORMATION TECHNOLOGY — continued
TechTarget*	103,589	$495,155
Ultra Clean Holdings*	266,491	1,233,853
Vishay Precision Group*	108,025	1,409,726
Western Union	35,050	445,135

		16,985,370

MATERIALS — 13.8%
Agnico-Eagle Mines	39,229	2,216,046
Agrium	970	102,374
Alamos Gold	13,210	260,237
Ashland	8,320	591,968
Celanese, Cl A	10,862	412,647
Eastman Chemical	3,570	211,487
Ferro*	29,793	78,356
GSE Holding*	25,233	200,855
Huntsman	13,290	199,882
MAG Silver*	91,444	1,170,483
Material Sciences*	140,436	1,230,219
Materion	49,105	1,028,750
Methanex	24,260	727,800
Neenah Paper	36,518	945,816
Olin	13,960	289,530
Omnova Solutions*	110,704	867,919
Owens-Illinois*	4,000	77,960
Q2 Gold Resources*(A)	15,766	—
Reliance Steel & Aluminum	2,630	142,914
Schnitzer Steel Industries, Cl A	39,578	1,128,369
SEMAFO	70,458	268,445
Tronox, Cl A*	58,507	1,192,958
Universal Stainless & Alloy*	4,860	167,184

		13,512,199

TOTAL COMMON STOCK (Cost $64,472,748)		81,451,120

REGISTERED INVESTMENT COMPANIES — 1.3%
CLOSED-END FUNDS — 1.3%

BlackRock Floating Rate Income Strategies Fund	15,370	232,855
Eaton Vance Senior Floating-Rate Trust	21,080	342,550
Nuveen Credit Strategies Income Fund	72,855	713,979

TOTAL CLOSED-END FUNDS (Cost $1,203,020)		1,289,384

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,203,020)		1,289,384

CONVERTIBLE BONDS — 0.1%
HEALTH CARE — 0.0%

KV Pharmaceutical 2.500%, 05/16/33 (C)	$345,000	23,288

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
October 31, 2012
(Unaudited)

CONVERTIBLE BONDS — continued

	Shares/Face Amount	Value

INDUSTRIALS — 0.1%
Wabash National 3.375%, 05/01/18	50,000	$47,375

TOTAL CONVERTIBLE BONDS (Cost $281,019)		70,663

SHORT-TERM INVESTMENT — 15.1%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.170% (B) (Cost $14,798,907)	14,798,907	14,798,907

TOTAL INVESTMENTS— 99.7% (Cost $80,755,694) †		$97,610,074

Percentages are based on Net Assets of $97,909,864.

*	Non-income producing security.
(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of October 31, 2012 was $122,100 and represented 0.1% of net assets.
(B)	The reporting rate is the 7-day effective yield as of October 31, 2012.
(C)	Security is in default.
†	At October 31, 2012, the tax basis cost of the Fund’s investments was $80,755,694, and the unrealized appreciation and depreciation were $19,571,535 and $(2,717,155) respectively.

ADR — American Depository Receipt

Cl — Class

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of October 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$81,329,020	$—	$122,100	$81,451,120
Registered Investment Companies	1,289,384	—	—	1,289,384
Convertible Bonds	—	70,663	—	70,663
Short-Term Investment	14,798,907	—	—	14,798,907

Total Investments in Securities	$97,417,311	$70,663	$122,100	$97,610,074

Investments in Common Stock
Beginning balance as of August 1, 2012	$122,100
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of October 31, 2012	$122,100

For the period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended October 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

GRT-QH-001-1000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: 12/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Micheal Beattie
Michael Beattie
President

Date: 12/26/12

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: 12/26/12